Share-based compensation (Details)	12 Months Ended
	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based compensation (Details) [Line Items]
Options granted (in Shares) | shares	726,637	390,620
Share based payment | SFr	SFr 368,793	SFr 228,920	SFr 42,757
Total expense recognized for equity-settled share-based payment transactions | SFr	SFr 351,401	SFr 226,601	27,730
Purchase of intangibles was capitalized			SFr 15,027	$ 0	$ 2,319
Bottom of range [member]
Share-based compensation (Details) [Line Items]
Stock options exercise price (in Francs per share) | SFr / shares	SFr 0.73	SFr 2.00
Top of range [member]
Share-based compensation (Details) [Line Items]
Stock options exercise price (in Francs per share) | SFr / shares	SFr 27.93	SFr 5.56